Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.80%
Aerospace & Defense–3.79%
BWX Technologies, Inc.	51,346	$2,937,505
Cubic Corp.	50,272	3,540,657
Curtiss-Wright Corp.	25,469	3,294,924
		9,773,086
Alternative Carriers–1.64%
Iridium Communications, Inc.(b)	199,010	4,234,933
Apparel Retail–2.75%
American Eagle Outfitters, Inc.	134,507	2,181,703
Boot Barn Holdings, Inc.(b)	88,781	3,098,457
Childrens Place, Inc. (The)(c)	23,444	1,804,954
		7,085,114
Application Software–5.06%
Avalara, Inc.(b)	60,143	4,047,023
Blackbaud, Inc.	31,732	2,866,669
Cornerstone OnDemand, Inc.(b)	58,681	3,216,892
Q2 Holdings, Inc.(b)	36,916	2,911,565
		13,042,149
Auto Parts & Equipment–1.05%
Visteon Corp.(b)	32,640	2,694,106
Biotechnology–1.08%
Neurocrine Biosciences, Inc.(b)	30,990	2,792,509
Building Products–1.56%
Trex Co., Inc.(b)	44,099	4,009,922
Casinos & Gaming–1.68%
Boyd Gaming Corp.	94,207	2,256,258
Penn National Gaming, Inc.(b)	110,656	2,060,968
		4,317,226
Communications Equipment–2.28%
Ciena Corp.(b)	75,320	2,954,803
Lumentum Holdings, Inc.(b)	54,682	2,928,768
		5,883,571
Construction & Engineering–1.44%
Dycom Industries, Inc.(b)	31,464	1,606,237
Primoris Services Corp.	106,776	2,093,877
		3,700,114
Consumer Finance–0.91%
SLM Corp.	264,086	2,330,559
Data Processing & Outsourced Services–2.02%
Euronet Worldwide, Inc.(b)	15,977	2,337,435
Shares		Value
Data Processing & Outsourced Services–(continued)
Jack Henry & Associates, Inc.	19,591	$2,859,698
		5,197,133
Diversified Support Services–1.14%
Mobile Mini, Inc.	79,595	2,933,872
Education Services–1.11%
Strategic Education, Inc.	21,084	2,864,894
Electric Utilities–1.10%
IDACORP, Inc.	25,122	2,830,496
Electrical Components & Equipment–1.07%
EnerSys	41,839	2,758,864
Electronic Components–0.79%
Belden, Inc.	38,282	2,041,962
Electronic Equipment & Instruments–1.26%
FLIR Systems, Inc.	61,737	3,246,749
Environmental & Facilities Services–3.21%
ABM Industries, Inc.	74,401	2,702,244
BrightView Holdings, Inc.(b)	162,045	2,779,072
Casella Waste Systems, Inc., Class A(b)	64,877	2,785,818
		8,267,134
Fertilizers & Agricultural Chemicals–1.11%
Scotts Miracle-Gro Co. (The)	28,096	2,860,735
Financial Exchanges & Data–1.14%
TMX Group Ltd. (Canada)	33,944	2,929,507
Food Retail–0.96%
Sprouts Farmers Market, Inc.(b)	128,186	2,479,117
Footwear–1.29%
Wolverine World Wide, Inc.	117,633	3,324,309
General Merchandise Stores–0.52%
Big Lots, Inc.	54,883	1,344,633
Health Care Equipment–3.21%
Hill-Rom Holdings, Inc.	27,207	2,862,993
STERIS PLC	22,577	3,262,151
Wright Medical Group N.V.(b)	103,177	2,128,541
		8,253,685
Health Care Facilities–1.92%
Acadia Healthcare Co., Inc.(b)	73,869	2,295,849
Encompass Health Corp.	41,687	2,637,953
		4,933,802
Health Care REITs–1.03%
Healthcare Trust of America, Inc., Class A	89,913	2,641,644

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Health Care Supplies–2.16%
ICU Medical, Inc.(b)	11,416	$1,821,994
Lantheus Holdings, Inc.(b)	148,959	3,733,657
		5,555,651
Industrial Machinery–2.69%
Albany International Corp.	32,713	2,949,404
SPX Corp.(b)	99,650	3,986,997
		6,936,401
Industrial REITs–1.01%
EastGroup Properties, Inc.	20,725	2,591,039
Investment Banking & Brokerage–2.37%
LPL Financial Holdings, Inc.	38,257	3,133,248
Piper Jaffray Cos.	39,415	2,975,044
		6,108,292
Life & Health Insurance–1.07%
Primerica, Inc.	21,669	2,756,947
Life Sciences Tools & Services–1.97%
Cambrex Corp.(b)	53,910	3,207,645
NeoGenomics, Inc.(b)	97,631	1,866,705
		5,074,350
Managed Health Care–1.11%
HealthEquity, Inc.(b)	50,086	2,862,164
Multi-line Insurance–1.02%
Assurant, Inc.	20,779	2,614,414
Office REITs–1.02%
Highwoods Properties, Inc.	58,521	2,629,934
Oil & Gas Equipment & Services–0.79%
Apergy Corp.(b)	75,535	2,043,222
Oil & Gas Exploration & Production–2.19%
Matador Resources Co.(b)	101,664	1,680,506
Parsley Energy, Inc., Class A	103,114	1,732,315
Viper Energy Partners L.P.	80,180	2,218,581
		5,631,402
Packaged Foods & Meats–1.11%
Calavo Growers, Inc.	29,891	2,845,025
Paper Packaging–1.16%
Graphic Packaging Holding Co.	202,902	2,992,804
Pharmaceuticals–0.98%
Horizon Therapeutics PLC(b)	92,362	2,515,017
Property & Casualty Insurance–4.26%
Argo Group International Holdings Ltd.	50,610	3,554,846
Hanover Insurance Group, Inc. (The)	31,934	4,328,334
Selective Insurance Group, Inc.	41,129	3,092,490
		10,975,670
Shares		Value
Real Estate Services–1.26%
FirstService Corp. (Canada)	31,563	$3,235,991
Regional Banks–6.94%
Columbia Banking System, Inc.	77,725	2,868,053
IBERIABANK Corp.	45,643	3,447,872
Synovus Financial Corp.	60,468	2,162,336
UMB Financial Corp.	41,880	2,704,610
Webster Financial Corp.	77,289	3,622,535
Western Alliance Bancorp	66,590	3,068,467
		17,873,873
Restaurants–1.84%
Papa John’s International, Inc.	41,041	2,148,496
Wendy’s Co. (The)	129,450	2,586,411
		4,734,907
Semiconductor Equipment–2.12%
Brooks Automation, Inc.	102,412	3,792,316
Entegris, Inc.	35,657	1,678,019
		5,470,335
Semiconductors–1.86%
Power Integrations, Inc.	22,957	2,076,002
Semtech Corp.(b)	56,071	2,725,611
		4,801,613
Specialized Consumer Services–1.40%
ServiceMaster Global Holdings, Inc.(b)	64,642	3,613,488
Specialized REITs–2.51%
CubeSmart	77,767	2,714,068
CyrusOne, Inc.	47,408	3,749,973
		6,464,041
Specialty Chemicals–1.01%
Sensient Technologies Corp.	37,761	2,592,293
Systems Software–0.79%
Rapid7, Inc.(b)	45,004	2,042,732
Technology Distributors–1.20%
Tech Data Corp.(b)	29,689	3,094,781
Thrifts & Mortgage Finance–1.01%
Essent Group Ltd.	54,690	2,607,072
Tires & Rubber–0.78%
Cooper Tire & Rubber Co.	77,303	2,019,154
Trading Companies & Distributors–0.88%
Univar Solutions, Inc.(b)	108,933	2,261,449
Trucking–2.04%
Knight-Swift Transportation Holdings, Inc.	74,074	2,688,886
Old Dominion Freight Line, Inc.	15,151	2,575,216
		5,264,102
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Water Utilities–1.13%
California Water Service Group	55,026	$2,912,526
Total Common Stocks & Other Equity Interests (Cost $216,919,806)		251,892,514
Money Market Funds–3.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	2,735,839	2,735,839
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	1,953,918	1,954,505
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	3,126,674	3,126,673
Total Money Market Funds (Cost $7,816,991)		7,817,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.83% (Cost $224,736,797)		259,709,531
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.64%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	1,233,801	$1,233,801
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	410,098	410,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,644,050)		1,644,022
TOTAL INVESTMENTS IN SECURITIES–101.47% (Cost $226,380,847)		261,353,553
OTHER ASSETS LESS LIABILITIES—(1.47)%		(3,795,984)
NET ASSETS–100.00%		$257,557,569
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Small Cap Equity Fund